RELATED PARTY TRANSACTIONS (Details 3) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	$ 335,752	$ 306,602
Series Twenty [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	12,732	11,573
Series Twenty One [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	10,033	8,823
Series Twenty Two [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	11,286	10,045
Series Twenty Three [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	12,754	11,378
Series Twenty Four [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	12,258	10,985
Series Twenty Five [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	12,389	11,555
Series Twenty Six [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	15,060	14,657
Series Twenty Seven [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	11,955	11,275
Series Twenty Eight [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	13,986	12,468
Series Twenty Nine [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	13,243	12,872
Series Thirty [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	11,526	11,064
Series Thirty One [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	15,216	13,474
Series Thirty Two [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	14,108	12,697
Series Thirty Three [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	10,788	9,883
Series Thirty Four [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	12,228	11,371
Series Thirty Five [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	11,982	10,999
Series Thirty Six [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	10,821	9,543
Series Thirty Seven [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	10,713	9,561
Series Thirty Eight [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	11,412	10,049
Series Thirty Nine [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	10,834	9,468
Series Forty [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	11,475	10,775
Series Forty One [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	13,418	11,646
Series Forty Two [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	13,235	11,625
Series Forty Three [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	14,178	12,922
Series Forty Four [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	10,671	10,125
Series Forty Five [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	14,906	14,188
Series Forty Six [Member]
General Administrative Expenses [Line Items]
General Administrative and Professional Fee Amount Paid	$ 12,545	$ 11,581